Note 11 - Equity: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Option	Risk free rate*	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

December 19, 2014 Options	0.85%	0.0%	2.5 years	205%	2.5 years	$0.17	$0.17
November 25, 2013 Options	0.57%	0.0%	3 years	34%	1.0 years	$0.70	$0.72